UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE LARGE CAP VALUE FUND

FORM N-Q

JULY 31, 2017

CLEARBRIDGE LARGE CAP VALUE FUND

Schedule of investments (unaudited)	July 31, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.3%
CONSUMER DISCRETIONARY - 12.3%
Media - 10.8%
Charter Communications Inc., Class A Shares	107,431	$42,103,283	*
DISH Network Corp., Class A Shares	823,618	52,736,261	*
Time Warner Inc.	549,763	56,306,726
Twenty-First Century Fox Inc., Class B Shares	1,136,731	32,612,812

Total Media		183,759,082

Specialty Retail - 1.5%
Home Depot Inc.	169,883	25,414,497

TOTAL CONSUMER DISCRETIONARY		209,173,579

CONSUMER STAPLES - 7.8%
Beverages - 1.1%
Anheuser-Busch InBev SA/NV, ADR	155,245	18,731,862

Food & Staples Retailing - 2.5%
CVS Health Corp.	528,603	42,251,238

Household Products - 1.0%
Kimberly-Clark Corp.	135,516	16,690,151

Tobacco - 3.2%
British American Tobacco PLC, ADR	237,296	14,835,776
Philip Morris International Inc.	332,099	38,759,274

Total Tobacco		53,595,050

TOTAL CONSUMER STAPLES		131,268,301

ENERGY - 10.9%
Energy Equipment & Services - 4.3%
Halliburton Co.	789,593	33,510,327
National-Oilwell Varco Inc.	509,209	16,656,226
Schlumberger Ltd.	329,790	22,623,594

Total Energy Equipment & Services		72,790,147

Oil, Gas & Consumable Fuels - 6.6%
Chevron Corp.	271,576	29,653,384
Exxon Mobil Corp.	366,415	29,327,857
Royal Dutch Shell PLC, ADR, Class A Shares	359,195	20,305,293
Suncor Energy Inc.	1,025,034	33,436,609

Total Oil, Gas & Consumable Fuels		112,723,143

TOTAL ENERGY		185,513,290

FINANCIALS - 26.6%
Banks - 13.4%
Bank of America Corp.	931,160	22,459,579
Citigroup Inc.	552,263	37,802,402
JPMorgan Chase & Co.	752,143	69,046,728
U.S. Bancorp	874,835	46,173,791
Wells Fargo & Co.	963,559	51,974,373

Total Banks		227,456,873

Capital Markets - 3.3%
Bank of New York Mellon Corp.	424,175	22,494,000
State Street Corp.	351,251	32,747,131

Total Capital Markets		55,241,131

Consumer Finance - 4.2%
American Express Co.	428,685	36,536,822
Capital One Financial Corp.	221,676	19,104,038
Synchrony Financial	540,203	16,378,955

Total Consumer Finance		72,019,815

See Notes to Schedule of Investments.

CLEARBRIDGE LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	SHARES	VALUE
Insurance - 5.7%
Marsh & McLennan Cos. Inc.	396,783	$30,937,171
MetLife Inc.	356,977	19,633,735
Progressive Corp.	467,588	22,037,422
Travelers Cos. Inc.	183,547	23,510,535

Total Insurance		96,118,863

TOTAL FINANCIALS		450,836,682

HEALTH CARE - 12.8%
Biotechnology - 1.8%
Amgen Inc.	177,880	31,041,839

Health Care Providers & Services - 5.0%
AmerisourceBergen Corp.	231,100	21,681,802
Anthem Inc.	215,262	40,083,937
UnitedHealth Group Inc.	116,210	22,290,240

Total Health Care Providers & Services		84,055,979

Pharmaceuticals - 6.0%
Johnson & Johnson	246,428	32,705,924
Merck & Co. Inc.	631,516	40,341,242
Novartis AG, ADR	175,361	14,940,758
Teva Pharmaceutical Industries Ltd., ADR	450,254	14,484,671

Total Pharmaceuticals		102,472,595

TOTAL HEALTH CARE		217,570,413

INDUSTRIALS - 8.5%
Aerospace & Defense - 1.7%
United Technologies Corp.	238,467	28,275,032

Industrial Conglomerates - 4.3%
General Electric Co.	960,808	24,606,293
Honeywell International Inc.	359,760	48,970,531

Total Industrial Conglomerates		73,576,824

Machinery - 2.5%
Illinois Tool Works Inc.	301,790	42,464,871

TOTAL INDUSTRIALS		144,316,727

INFORMATION TECHNOLOGY - 8.4%
Communications Equipment - 2.4%
Motorola Solutions Inc.	438,293	39,744,409

Electronic Equipment, Instruments & Components - 1.9%
TE Connectivity Ltd.	409,402	32,911,827

Software - 3.2%
Microsoft Corp.	470,300	34,190,810
Nuance Communications Inc.	1,181,811	20,445,330	*

Total Software		54,636,140

Technology Hardware, Storage & Peripherals - 0.9%
Xerox Corp.	485,679	14,895,775

TOTAL INFORMATION TECHNOLOGY		142,188,151

MATERIALS - 6.9%
Chemicals - 2.2%
Air Products & Chemicals Inc.	119,308	16,959,632
PPG Industries Inc.	193,420	20,357,455

Total Chemicals		37,317,087

Construction Materials - 1.7%
Martin Marietta Materials Inc.	125,230	28,355,829

See Notes to Schedule of Investments.

CLEARBRIDGE LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY		SHARES	VALUE
Containers & Packaging - 1.7%
Crown Holdings Inc.		491,865	$29,251,212	*

Metals & Mining - 1.3%
Freeport-McMoRan Inc.		1,551,420	22,681,760	*

TOTAL MATERIALS			117,605,888

REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.6%
American Tower Corp.		198,706	27,089,589

UTILITIES - 1.5%
Multi-Utilities - 1.5%
Sempra Energy		226,980	25,651,010

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $968,920,432)			1,651,213,630

	RATE
SHORT-TERM INVESTMENTS - 2.7%
State Street Institutional Treasury Money Market Fund, Premier Class (Cost - $45,820,717)	0.917%	45,820,717	45,820,717

TOTAL INVESTMENTS - 100.0% (Cost - $1,014,741,149#)			1,697,034,347
Liabilities in Excess of Other Assets - (0.0)%			(305,279)

TOTAL NET ASSETS - 100.0%			$1,696,729,068

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$1,651,213,630	—	—	$1,651,213,630

Short-Term Investments†	45,820,717	—	—	45,820,717

Total Investments	$1,697,034,347	—	—	$1,697,034,347

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At July 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$709,806,313
Gross unrealized depreciation	(27,513,115)

Net unrealized appreciation	$682,293,198

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 21, 2017